THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY
    14, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH
         CONFIDENTIAL TREATMENT EXPIRED ON OR BEFORE FEBRUARY 14, 2003.

                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2002

                Check here if Amendment [x]; Amendment Number: 1

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Sandell Asset Management Corp.
Address:  1251 Avenue of the Americas, 23rd Floor, New York, NY 10020

13F File Number:  28-06499

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas Sandell
Title:  Principal
Phone:  212-899-4756

Signature, Place, and Date of Signing:

/s/ Thomas Sandell
------------------
(Signature)

New York, New York
--------------------------------------------
(City, State)

May 28, 2003
--------------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total: $202,232 (thousands)

The 10 entries reported on the Information Table attached to this Amendment No.1 are the positions which were previously filed confidentially with the Securities and Exchange Commission and were omitted from the original public filing of this Form 13F. Including the positions previously reported publicly, the Manager reports that as of March 31, 2002, it exercised investment discretion over an aggregate of 16 Section 13(f) securities valued at $300,658 (thousands).

List of Other Included Managers:

     None

                                                               AMENDMENT NO.1 TO FORM 13F
                                                                                                                    (SEC USE ONLY)
QTR ENDED: 3/31/02                                      Name of Report Manager:  Sandell Asset Management

        Item 1:                Item 2 :      Item 3:    Item 4:   Item 5:     Item 6:    Item 7:                Item 8:
     Name of Issuer         Title of Class   CUSIP      Fair      Shares or  Investment Managers        Voting Authority (Shares)
                                             Number     Market    Principal  Discretion   See     (a) Sole    (b) Shared   (c) None
                                                        Value     Amount                Instr. V
                                                       (X$1000)
%AT&T CORP                       COM.       001957-10-9   4,960     315,900 SH  SOLE                 315,900
*CONOCO INC                      COM. CL A  208251-50-4   8,754     300,000 SH  SOLE                 300,000
#ELANTEC SEMICONDUCTOR INC       COM.       284155-10-8   7,733     180,800 SH  SOLE                 180,800
#ICN PHARMACEUTICALS INC         COM.       448924-10-0  33,338   1,050,000 SH  SOLE               1,050,000
#IMMUNEX CORPORATION             COM.       452528-10-2  30,935   1,022,300 SH  SOLE               1,022,300
#ONI SYSTEMS CORP                COM.       68273F-10-3   2,038     330,300 SH  SOLE                 330,300
*PENNZOIL-QUAKER STATE COMPANY   COM.       709323-10-9  32,205   1,500,000 SH  SOLE               1,500,000
#PRI AUTOMATION INC.             COM.       69357H-10-6  22,356     959,100 SH  SOLE                 959,100
#SECURITY CAPITAL GROUP - B      COM. CL B  81413P-20-4  49,621   1,948,200 SH  SOLE               1,948,200
%TRW INC.                        COM.       872649-10-8  10,294     200,000 SH  SOLE                 200,000

                                  Value Total:         $202,232

                                  Entry Total:               10


% Confidential treatment expired on February 14, 2003

* Confidential treatment expired on November 14, 2002

# Confidential treatment expired on August 14, 2002

